Long-Term Prepaid Expenses and Other Non-Current Assets (Schedule of composition) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits Loans And Other Receivables Including Derivative Instruments
Advance payment for the acquisition of the remaining partner in the Basin Ranch project	$ 58,267	$ 0
Basin Ranch project development fees receivable	37,959	0
Loan to associated company	0	32,178
Contract costs	7,753	6,576
Other non-current assets	4,269	2,841
Long term prepaid expenses and other non current assets	$ 108,248	$ 41,595